CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603






                                  July 14, 2006


 Securities and Exchange Commission
 100 F Street, N.E.
 Washington, D.C. 20549

         Re:          First Trust Exchange-Traded Fund


Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the First Trust Exchange-Traded Fund (the "Registrant") and its series, the First Trust DB Strategic Value Index Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 16, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on July 11, 2006.

         If you have any questions or comments, please telephone the undersigned at (312) 845-3484.




                             Very truly yours,

                             CHAPMAN AND CUTLER LLP


                              By:   /s/ Morrison C. Warren
                                    -----------------------
                                    Morrison C. Warren

Enclosures

 cc:   W. Scott Jardine
       Eric F. Fess